(John Hancock Alternative Asset Allocation Fund - Classes A, C, I, R2, R4 and R6) | (John Hancock Alternative Asset Allocation Fund)
INVESTMENT OBJECTIVE
To seek long-term growth of capital.
FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available from your financial representative and on pages 30 to 32 of this prospectus under "Sales charge reductions and waivers" or pages 173 to 177 of the fund's Statement of Additional Information under "Initial sales charge on Class A shares."

Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees - - (John Hancock Alternative Asset Allocation Fund) - USD ($)	Class A		Class C	Class I	Class R2	Class R4	Class R6
Maximum front-end sales charge (load) on purchases, as a % of purchase price	5.00%		none	none	none	none	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00%	[1]	1.00%	none	none	none	none
Small account fee (for fund account balances under $1,000) ($)	$ 20		$ 20	none	none	none	none
[1]	(on certain purchases, including those of $1 million or more)

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - - (John Hancock Alternative Asset Allocation Fund)		Class A	Class C	Class I		Class R2		Class R4		Class R6
Management fee		0.22%	0.22%	0.22%		0.22%		0.22%		0.22%
Distribution and service (Rule 12b-1) fees		0.30%	1.00%	none		0.25%		0.25%		none
Service plan fee		none	none	none		0.25%		0.10%	[1]	none
Additional other expenses		0.17%	0.18%	0.17%		0.06%		0.07%		0.06%
Total other expenses		0.17%	0.18%	0.17%	[2]	0.31%	[2]	0.17%	[2]	0.06%	[2]
Acquired fund fees and expenses	[3]	1.19%	1.19%	1.19%		1.19%		1.19%		1.19%
Total annual fund operating expenses	[4]	1.88%	2.59%	1.58%		1.97%		1.83%		1.47%
Contractual expense reimbursement	[5]	(0.06%)	(0.06%)	(0.06%)		(0.06%)		(0.16%)	[6]	(0.07%)
Total annual fund operating expenses after expense reimbursements		1.82%	2.53%	1.52%		1.91%		1.67%		1.40%
[1]	"Service plan fee" has been restated to reflect maximum allowable fees.
[2]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[3]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[4]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[5]	The advisor contractually agrees to reduce its management fee or, if necessary, make payments to the fund, in an amount equal to the amount by which other expenses of the fund exceed 0.04% of average annual net assets (on an annualized basis) of the fund. For purposes of this agreement, "Other expenses of the fund" means all fund expenses, excluding (a) taxes; (b) brokerage commissions; (c) interest expense; (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business; (e) advisory fees; (f) class-specific expenses; (g) underlying fund expenses (acquired fund fees); and (h) short dividend expense. The advisor also contractually agrees to waive and/or reimburse all class-specific expenses for Class R6 shares to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to the class. The advisor also contractually agrees to reduce its management fee by 0.05% of the fund's average daily net assets up to $5 billion and by 0.025% on average daily net assets of the fund over $5 billion. These agreements expire on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[6]	The distributor contractually agrees to waive 0.10% of Rule 12b-1 fees for Class R4 shares. This agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Sold
Expense Example - (John Hancock Alternative Asset Allocation Fund) - - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	676	1,056	1,460	2,586
Class C	356	800	1,370	2,920
Class I	155	493	855	1,873
Class R2	194	613	1,057	2,291
Class R4	170	560	975	2,135
Class R6	143	458	796	1,751

Not Sold
Expense Example, No Redemption - (John Hancock Alternative Asset Allocation Fund)	1 Year	3 Years	5 Years	10 Years
Class C | | USD ($)	256	800	1,370	2,920

PORTFOLIO TURNOVER

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. A higher portfolio turnover rate may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 45% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund seeks to achieve its objective by investing in alternative asset classes. The fund invests in other funds as well as other types of investments as described below.

The fund allocates its assets among other affiliated and unaffiliated underlying funds, including exchange-traded funds (ETFs), that emphasize alternative or nontraditional asset categories or investment strategies such as international small-cap stocks, emerging-market equity, commodities, market neutral (long/short), global real estate, natural resources, TIPS (Treasury Inflation-Protected Securities), global bonds, high yield, bank loans, foreign currency trading strategies, absolute return strategies, managed futures, arbitrage strategies, tactical investment strategies, and emerging-market debt. Some bank loans may be illiquid. The fund may purchase any underlying funds except other funds of funds. The fund may also invest directly in exchange-traded notes (ETNs). The fund may use a portion of its assets to employ a market neutral (long/short) strategy by simultaneously purchasing a security and entering into a short sale on the security.

The fund may use various investment strategies such as hedging and other related transactions, including derivative instruments such as options, futures, and swaps. Derivatives may be used for hedging purposes, including hedging various market risks and managing the effective maturity or duration of debt instruments held by the fund. These strategies also may be used to gain exposure to a particular security or securities market. The fund also may purchase and sell commodities and may enter into swap contracts and other commodity-linked derivative instruments, including those linked to physical commodities.

PRINCIPAL RISKS

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. The fund's investment strategy may not produce the intended results.

During periods of heightened market volatility or reduced liquidity, governments, their agencies, or other regulatory bodies, both within the United States and abroad, may take steps to intervene. These actions, which could include legislative, regulatory, or economic initiatives, might have unforeseeable consequences and could adversely affect the fund's performance or otherwise constrain the fund's ability to achieve its investment objective.

The fund's main risks are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 9 of the prospectus.

Principal risks of investing in the fund of funds

Asset allocation risk. Although allocation among asset categories generally limits exposure to any one category, the management team may favor a category that performs poorly relative to others. Alternative asset categories may underperform the general stock market.

Commodity risk. Commodity prices may be volatile due to fluctuating demand, supply disruption, speculation, and other factors. Certain commodity investments may have no active trading market at times.

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of fund securities may not make timely payments or otherwise honor its obligations.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Exchange-traded funds risk. An ETF generally reflects the risks of the underlying securities it is designed to track. A fund bears ETF fees and expenses indirectly.

Exchange-traded notes risk. An ETN generally reflects the risks associated with the assets composing the underlying market benchmark or strategy it is designed to track. ETNs also are subject to issuer and fixed-income risks.

Fund of funds risk. The fund's ability to achieve its investment objective will depend largely, in part, on: (i) the underlying funds' performance, expenses and ability to meet their investment objectives; and (ii) properly rebalancing assets among underlying funds and different asset classes. The fund is also subject to risks related to: (i) layering of fees of the underlying funds; and (ii) conflicts of interest associated with the subadvisor's ability to allocate fund assets without limit to other funds it advises and/or other funds advised by affiliated subadvisors. There is no assurance that either the fund or the underlying funds will achieve their investment objectives. A fund bears underlying fund fees and expenses indirectly.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: foreign currency forward contracts, futures contracts, swaps, and options. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

Investment company securities risk. A fund bears underlying fund fees and expenses indirectly.

Short sales risk. In a short sale, a fund pays interest on the borrowed security. The fund will lose money if the security price increases between the short sale and the replacement date.

Principal risks of investing in the underlying funds

Absolute return risk. Although a manager may aim to maximize absolute return, there is no guarantee that a fund will generate positive returns.

Arbitrage securities and distressed companies risk. A merger or other restructuring, tender offer, or exchange offer proposed or pending at the time of investment in risk arbitrage securities may not be completed on the terms contemplated, resulting in losses.

Commodity risk. Commodity prices may be volatile due to fluctuating demand, supply disruption, speculation, and other factors. Certain commodity investments may have no active trading market at times.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Foreign currencies may decline in value, which could negatively impact performance.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Emerging-market risk. The risks of investing in foreign securities are magnified in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment and greater social, economic, and political uncertainties than more developed countries.

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: credit default swaps, foreign currency forward contracts, futures contracts, interest-rate swaps, and options. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

High portfolio turnover risk. Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.

Initial public offerings risk. IPO share prices are frequently volatile and may significantly impact fund performance.

Liquidity risk. An impairment of a fund's ability to sell securities or close derivative positions at advantageous prices exposes the fund to liquidity risk. Liquidity risk may result from reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Loan participations risk. Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk, risks associated with extended settlement, and the risks of being a lender.

Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.

Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks.

Natural resources risk. The natural resources industry can be significantly affected by international political and economic developments, energy conservation and exploration efforts, commodity prices, and taxes and other governmental regulations, among other factors.

Non-diversified risk. Adverse events affecting a particular issuer or group of issuers may magnify losses for non-diversified funds, which may invest a large portion of assets in any one issuer or a small number of issuers.

Real estate securities risk. Securities of companies in the real estate industry carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions.

Small and mid-size company risk. Small and mid-size companies are generally less established and may be more volatile than larger companies. Small capitalization securities may underperform the market as a whole.

PAST PERFORMANCE

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291, Monday to Thursday, 8:00 A.M.—7:00 P.M., and Friday, 8:00 A.M.—6:00 P.M., Eastern time (Class A and Class C shares), or 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days (Class I, Class R2, Class R4, and Class R6 shares).

A note on performance

Class A, Class C, Class I, Class R2, Class R4, and Class R6 shares commenced operations on January 2, 2009, June 14, 2011, December 31, 2010, March 1, 2012, June 27, 2013, and September 1, 2011, respectively. Returns shown prior to a class's commencement date are those of Class A shares that have been recalculated to apply the gross fees and expenses of that class. Returns for Class C, Class I, Class R2, Class R4, and Class R6 shares would have been substantially similar to returns of Class A shares because each share class is invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Performance information prior to December 20, 2010, reflects an allocation to a different mix of underlying funds and would have been different if the fund's investments had been allocated to its current mix of underlying funds.

Please note that after-tax returns (shown for Class A shares only) reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan. After-tax returns for other share classes would vary.

Calendar year total returns (%)—Class A (sales charges are not reflected in the bar chart and returns would have been lower if they were)

Year-to-date total return. The fund's total return for the nine months ended September 30, 2015, was -2.53%. Best quarter: Q2 '09, 21.97% Worst quarter: Q3 '11, -6.18%
Average annual total returns (%)—as of 12/31/14
Average Annual Total Returns - (John Hancock Alternative Asset Allocation Fund) -	1 Year	5 Years	Since inception	Inception Date
Class A	(4.36%)	3.44%	8.92%	Jan. 02, 2009
Class A | after tax on distributions	(5.67%)	2.46%	7.78%	Jan. 02, 2009
Class A | after tax on distributions, with sale	(2.10%)	2.44%	6.78%	Jan. 02, 2009
Class C	(1.00%)	3.68%	9.00%	Jan. 02, 2009
Class I	0.95%	4.67%	9.95%	Jan. 02, 2009
Class R2	0.44%	3.25%	8.36%	Jan. 02, 2009
Class R4	0.69%	3.64%	8.93%	Jan. 02, 2009
Class R6	1.14%	3.03%	7.72%	Jan. 02, 2009
HFRX Global Hedge Fund Index (gross of foreign withholding taxes on dividends) (reflects no deduction for fees, expenses, or taxes)	(0.58%)	1.04%	3.00%	Jan. 02, 2009